Short Term Loans - Summary of Short-term Loans (Detail) - Short-term loans [Member] - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Unsecured bank loans	$ 215	$ 585
Unsecured loans [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of bank loans	1.82%	2.16%
Unsecured loans [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of bank loans	3.49%	3.36%